               STATEMENT OF PER SHARE INCOME AND CAPITAL CHANGES

                  For each share of capital stock outstanding*

                                           Six     Year        Year       Year        Year       Year      Year
                                        Months      End         End        End         End        End       End
                                         06/30    12/31       12/31      12/31       12/31      12/31     12/31
                                          1998     1997        1996       1995        1994       1993      1992

NET ASSET VALUE AT BEGINNING
OF PERIOD                               32.07     $30.87      $30.51     $28.14      $30.0      $29.95    $29.19
                                        -----     ------      ------     ------      -----      ------    ------
Investment Income                        $.26       $.64        $.73       $.75       $.72        $.62      $.62
Expenses                                  .19        .38         .39        .40        .40         .33       .28
                                          ---        ---         ---        ---        ---         ---       ---
Net Investment Income                     .07        .26         .34        .35        .32         .29       .34
Net realized & Unrealized
gain (Loss) on investment                 .72       3.16        3.72       5.14      (1.43)        .58      1.10
                                          ---       ----        ----       ----      -----         ---      ----
Total from Investment operations          .79       3.42        4.06       5.49      (1.11)        .87      1.44
Dividends from net
investment income                          --       (.26)       (.34)      (.35)      (.32)       (.29)     (.34)
Distributions from net
realized gain                              --      (1.96)      (3.36)     (2.77)      (.43)       (.53)     (.34)
                                                   -----       -----      -----       ----        ----      ----

Total Distributions                        --      (2.22)      (3.70)     (3.12)      (.75)       (.82)     (.68)
Net change in net asset value             .72       1.20         .36       2.37      (1.86)        .05       .76
Net asset value as of end
of the period                           32.79      32.07       30.87      30.51      28.14       30.00     29.95
                                        -----      -----       -----      -----      -----       -----     -----
Total return
(Sales load not reflected)               2.2%       11.1%       13.3%      19.5%      (3.7)%       2.9%      4.9%
Net assets, end of period            $38,621     $37,941     $35,549    $32,236    $28,368     $31,567   $28,896
Ratio of operating expense
to net assets**                                     1.15%       1.21%      1.28%      1.30%       1.11%     1.04%
Ratio of net investment income
to average net assets**                              .79%       1.04%      1.12%      1.04%        .96%     1.25%
Portfolio turnover                                  53.9%       51.2%     48.72%     33.00%      18.36%    13.10%
Average commission rate paid                        .068        .074       .072
Number of shares oustanding        1,177,644   1,111,377   1,038,561    965,769    984,847   1,026,460   945,006
at end of period***

                          (TABLE RESTUBED FROM ABOVE)

                                       Year     Year      Year       Year       Year     Year      First
                                        End      End       End        End        End      End      Seven
                                      12/31    12/31     12/31      12/31      12/31     4/30     Months
                                       1991     1990      1989       1988       1987     1987    4/30/83
                                                                                         ****       ****
NET ASSET VALUE AT BEGINNING
OF PERIOD                            $24.62    $27.57    $22.55    $18.85     $22.43     $19.68   $12.50
                                     ------    ------    ------    ------     ------     ------   ------
Investment Income                      $.72      $.70      $.73      $.67       $.40       $.38     $.38
Expenses                                .29       .27       .26       .25        .16        .16      .20
                                        ---       ---       ---       ---        ---        ---      ---
Net Investment Income                   .43       .43       .47       .42        .24        .22      .18
Net realized & Unrealized
gain (Loss) on investment              5.86     (2.53)     5.41      4.09      (3.21)      3.45     3.08
                                       ----     -----      ----      ----      -----       ----     ----
Total from Investment operations       6.29     (2.10)     5.88      4.51      (2.97)      3.67     3.26
Dividends from net
investment income                      (.43)     (.43)     (.47)     (.42)      (.24)      (.22)    (.18)
Distributions from net
realized gain                         (1.29)     (.42)     (.39)     (.39)      (.38)      (.70)    (.19)
                                      -----      ----      ----      ----       ----       ----     ----

Total Distributions                   (1.72)     (.85)     (.86)     (.81)      (.62)      (.92)    (.37)
Net change in net asset value          4.57     (2.95)     5.03      3.71      (3.59)      2.75     2.89
Net asset value as of end
of the period                         29.19     24.62     27.57     22.55      18.85      22.43    15.39
                                      -----     -----     -----     -----      -----      -----    -----
Total return
(Sales load not reflected)             25.6%     (7.6)%    26.0%     23.9%      (2.6)%     22.2%    10.4%
Net assets, end of period           $23,931   $16,433   $11,893    $6,162     $4,133     $3,404     $163
Ratio of operating expense
to net assets**                        1.18%    1.27%      1.25%     1.24%       .80%      1.17%    1.08%
Ratio of net investment income
to average net assets**                1.74%    2.08%      2.20%     2.18%      1.23%      1.68%    1.69%
Portfolio turnover                    21.50%   24.70%     14.60%    25.88%      8.57%      8.79%   74.50%
Average commission rate paid
Number of shares oustanding         776,974   646,664   419,212   264,414    212,704    151,848   10,592
at end of period***

*     All adjusted for two for one share split on July 26, 1985 and
      January 2, 1990
**    Annualized and includes state taxes
*** Shares immediately prior to dividend - Fund commenced operation on September 3, 1982
**** At this time the fund was on a fiscal year. Table for 1983-1987 is available on request. Deleted to make space.

                                                                  June 30, 1998
                          NEW ALTERNATIVES FUND, INC.
                            STATEMENT OF INVESTMENTS

COMMON STOCKS :85.3%
                                   SHARES        MARKET VALUE
ALTERNATIVE ENERGY:  9.6%

*AstroPower                         15000       $   124,687.50
*Calpine                            10000           201,875.00
*Energy Conversion Devices           1000             9,687.50
*Energy Research Corp               25000           500,000.00
Enron (Also Natural Gas)            20000         1,081,250.00
Idaho Power                          5000           173,125.00
OM Group                            20000           825,000.00
*Real Goods Trading                  1000             5,375.00
*Spire                              10000            36,250.00
*Thermo Power                       15000           157,500.00
Trigen                              45000           604,687.50
                                                --------------
                                                $ 3,719,437.50

CLEAN AIR: 5.8%
*BHA Group                          22000       $   363,000.00
*Dravo                              15000           137,812.50
Praxair                             15000           702,187.50
*Thermo Instruments                 40000         1,050,000.00
                                                --------------
                                                $ 2,253,000.00

CLEAN WATER: 9.5%
Ameron                              15000       $   867,187.50
Aquarion                            15000           512,812.50
Cuno Inc.                           15000           324,375.00
*U.S. Filter                        70000         1,964,375.00
                                                --------------
                                                $ 3,668,750.00

CONSERVATION: 6.8%
Owens Corning                       20000       $   816,250.00
T J International                   25000           753,125.00
Minerals Technology                 20000         1,017,500.00
*Zoltek                              1000            20,125.00
                                                --------------
                                                $ 2,607,000.00

ENVIRONMENTAL (GENERAL): 6.7%
*Flow International                 40000           465,000.00
*Metrika                            10000           167,500.00
*Superior Industries                20000           601,250.00
*Tetra Tech                          5000           121,250.00
*Thermo Electron                    30000         1,025,625.00
*Thermo Sentron                     15000           187,500.00
                                                --------------
                                                $ 2,568,125.00
EFFICIENT ELECTRIC DEVICES: 5.5%
Baldor                              46666       $ 1,140,400.38
*SLI                                37500           979,687.50
                                                --------------
                                                $ 2,120,087.88
NATURAL FOODS:  9.8%
*Gardenburger                       20000           232,500.00
*United Natural Foods               25000           712,500.00
*Whole Foods Markets                20000         1,210,000.00
*Wild Oats                          40000         1,215,000.00
Worthington Foods                   20000           418,750.00
                                                --------------
                                                $ 3,788,750.00

                                 June 30, 1998
                          NEW ALTERNATIVES FUND, INC.
                      STATEMENT OF INVESTMENTS (CONTINUED)

                                  SHARES         MARKET VALUE

RECYCLING -PAPER: 3.8%
Caraustar Ind                      15000        $   433,125.00
Republic Group                     20000            420,000.00
Sonoco Products                    15000            453,750.00
*Thermo Fibertek                   15000            154,687.50
                                                --------------
                                                $ 1,461,562.50
RECYCLING-METALS: 3.5%
Imco Recycling                     20000            370,000.00
*Metal Management                  15000            160,312.50
Nucor                              15000            690,000.00
*Recycling Industries              25000            146,875.00
                                                --------------
                                                $ 1,367,187.50
NATURAL GAS PRODUCTION: 3.6%
Burlington Resources               30000        $ 1,291,875.00
Louis Dreyus Natural Gas            5000             94,687.50
                                                --------------
                                                $ 1,386,562.50

NATURAL GAS TRANSMISSION 14.5%
AND DISTRIBUTION:
Energen                            20000            402,500.00
KN Energy                          29000          1,571,437.50
MCN                                20000            497,500.00
National Fuel Gas                  20000            871,250.00
Questar                            30000            588,750.00
Williams Co's                      50000          1,687,500.00
                                                --------------
                                                $ 5,618,937.50
RAILROADS:   6.1%
Burlington Northern Rail           10000        $   981,875.00
CSX Railway                         5000            227,500.00
Norfolk Southern Railway           39000          1,162,687.50
                                                --------------
                                                $ 2,372,062.50

Total Common Stock (cost $26,131,788.80)        $32,931,462.88

Money Market Deposits and Treasury Bills :14.1%
Socially Concerned Banks

Alternatives Federal Credit Union               $   100,000.00
Community Capital Bank                              100,000.00
South Shore Bank                                    100,000.00
Vermont National Bank                               100,000.00
U.S. Treasury Bills (cost $5,017,632.62)          5,034,180.20
                                                --------------
                                                $ 5,434,180.20

Total Common Stock ( 85.3%)                     $32,931,462.88
Bank money market and Treasury Bills( 14.1%)      5,434,180.20
Cash and **Receivables, less liabilities (0.6%)     255,139.35
NET ASSETS (100 %)                              $38,620,782.43

*  Securities for which no cash dividends were paid during the fiscal year.
** Contingent gain: The fund may benefit or become entitled to shares or other consideration because it is plaintiff in a class action lawsuit against Bonneville Pacific Corporation, a former fund holding. At this time there is no determinable value.

                                                                              4
                          NEW ALTERNATIVES FUND, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                                  JUNE 30 1997


                                     ASSETS

Investment Securities at market value
(Cost:$26,131,788.80) (Notes 2A and 5)..........    $32,931,462.88
Bank money market deposits......................        400,000.00
U.S.Treasury Bills at market....................      5,034,180.20
Cash............................................        226,805.85
Receivables:  Dividends.........................         38,816.60
              Interest..........................            609.41
              Securities Sold...................        541,763.09
              Subscriptions receivable..........         59,686.21
                                                    --------------
Total Assets  ..................................    $39,233,324.24


                                  LIABILITIES

Payables:     Accrued Operating Expenses :

Accounting....................................      $       330.00
Custodian................................ ....            2,000.14
Directors Fees ...............................            1,936.39
State Taxes ..................................              233.07
Advisory fee .................................           23,900.50
Regulatory fees ..............................            3,239.33
Printing .....................................            3,437.14
Bonds.........................................            5,860.41
Transfer Agent-Fund Plan Services.............            3,618.85
Fund Pricing-Fund Plan Services...............            2,587.50
Other.........................................              574.23
                                                    --------------
                                                         47,717.56


Securities Purchased..........................          558,606.25
Redemptions Payable...........................           47,717.56
Dividend distribution payable.................            6,218.00

Total Liabilities ............................      $   612,541.81
                                                    --------------
Net Assets at market, applicable to
1,177,644.750 outstanding shares. There are
eight million commmon shares authorized.
There is only one class of common stock.
(note 3)
                                                    ==============
                                                    $38,620,782.43

                                                                              5
                            STATEMENT OF OPERATIONS
                      FOR THE PERIOD ENDING JUNE 30, 1998

                         INVESTMENT INCOME AND EXPENSE

INCOME :
Dividends.....................................    $   213,280.63
Interest .....................................         92,938.35
                                                  --------------
Total Income .................................        306,218.98

EXPENSES :
Management Fee (note 4) .....................     $   147,084.51
Custodian fees
United Missouri Bank.........................          21,720.00
State Taxes..................................             213.58
Accounting ..................................           1,991.00
Directors ...................................           1,324.92
Filing Fees..................................           5,538.60
Postage and Printing ........................           7,240.00
Bond and Insurance ..........................           2,905.05
Transfer Agent-First Data ...................          21,720.00
Fund Pricing-First Data .....................          14,856.00
Other........................................           6,335.00
                                                  --------------
Total Expenses ..............................     $   219,460.50

NET INVESTMENT INCOME .......................     $    86,758.48

                NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS

REALIZED GAIN ON INVESTMENTS (note 2B&5)

Proceeds from sales..........................     $ 6,176,458.69
Cost of Securities Sold .....................       5,647,538.51
                                                  --------------
Net Realized Gain ...........................     $   528,920.18

UNREALIZED APPRECIATION (DEPRECIATION) of investments :

Beginning of period .........................     $ 6,572,267.08
End of period  ..............................       6,799,674.08
                                                  --------------
Total unrealized appreciation (depreciation).     $   227,407.00
For the period.

Net realized and unrealized gain (loss)
on investments .... ........................      $   756,327.18
                                                  --------------

Net increase (decrease) in net assets
resulting from operations....................     $   843,085.66
                                                  --------------

                                                                              6
                          NEW ALTERNATIVES FUND, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                    Six
                                   Months             Year End
                                  06/30/98            12/31/97


FROM INVESTMENT ACTIVITIES:

Net Investment income ......       $   86,758.48   $   288,448.08

Net Realized gain from
security transactions ......          528,920.18     2,179,207.35
Unrealized appreciation
(deprec.) of investments....          227,407.00     1,408,056.31
                                   -------------   --------------
Increase (decrease) in net
assets derived from invest-
ment activities.............       $  843,085.66   $ 3,875,711.74
                                   -------------   --------------

DISTRIBUTIONS TO SHAREHOLDERS :

From net investment income
dividends to shareholders ..       $      (57.67)     (288,422.67)

Distributions to
shareholders ...............               -----    (2,179,188.28)


FROM CAPITAL SHARE TRANSACTIONS :

Net increase (decrease)
from capital transactions
(note 3)....................       $ (163,469.01)      984,268.75

INCREASE(DECREASE) IN
NET ASSETS:.................       $  679,558.98     2,392,369.54

NET ASSETS :

At the beginning of the
period......................      $37,941,223.45   $35,548,869.45
                                  --------------   --------------

At the end of the
period......................      $38,620,782.43   $37,941,238.99
                                  ==============   ==============

                      NOTES TO FINANCIAL STATEMENT FOR THE
                          SIX MONTHS END JUNE 30, 1998

1) ORGANIZATION - The fund is registered as an open-end investment company under the Investment Company Act of 1940, as amended. The fund commenced operations September 3, 1982.

2) ACCOUNTING POLICIES - The following is a summary of significant accounting policies consistently followed by the fund in the preparation of these financial statements. The policies are in conformity with generally accepted accounting principles:

A. SECURITY VALUATION - listed investments are stated at the last sale price at the closing of the New York Stock Exchange and the American Stock Exchange and the NASD National Market System on June 30, 1998 and at the mean between the bid and asked price on the over the counter market.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are accounted for on the trade date(date order to buy or sell is executed).Realized gains and losses from security transactions are reported on a first in, first out basis.

C. INVESTMENT INCOME AND EXPENSE RECOGNITION - Dividend income is recorded as of the ex-dividend date. Expenses are accrued on a daily basis.

D. FEDERAL INCOME TAXES - No provision for federal income tax is believed necessary since the fund intends to distribute all its taxable income to comply with the provisions of the Internal Revenue Code applicable to investment companies. The aggregate cost of the securities owned by the fund on June 30, 1998 for federal tax purposes is $26,131,778.80.

3. CAPITAL STOCK - There are eight million shares of capital stock authorized. On June 30, 1998 there were 1,177,644.750 shares after the dividend. Aggregate paid in capital including reinvestment of dividends was $31,205,448.89. Transactions in capital stock were as follows:

                   Six Months End 06/30/98          Year End 12/31/97
                   -----------------------          -----------------
Capital stock      Shares        $ Amount         Shares        $ Amount
sold.........    47,365.328   1,585,119.84      68,392.297    2,195,444.11
Capital stock
issued reinvest     105.110       3,370.82      68,554.443    2,198,834.61
ment of divd..
Redemptions.    (52,729.264) (1,751,959.67)   (105,757.199)  (3,410,009.97)
                 ----------   ------------     -----------    ------------
 Net Increase/   (5,258.826)  $(163,469.01)     31,189.541     $984,268.75
  (decrease)

4) MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES - Pursuant to agreements, Accrued Equities, Inc. serves as investment advisor to the Fund. The Fund pays to Accrued Equities, Inc. an annual management fee of 1.00% of the first $10 million of average net assets;0.75% of the next $20 million; and 0.50% of net assets over $30 million and 0.45% of assets over $100 million. If the net annual expenses of the Fund (other than interest, taxes, brokerage commissions, extraordinary expenses) exceed the most restrictive limitation imposed by any state in which the Fund has registered its securities for sale (presently 2.5%, in California) Accrued Equities reduces its management fee by the amount of such excess expense. The annualized expense ratio for the six months ended June 30, 1998 was 1.12%. The fund pays no remuneration to its officers, each of whom is also an officer of Accrued Equities, Inc.

5)PURCHASES AND SALES OF SECURITIES - During the six months ended June 30, 1998, the aggregate cost of securities purchased totalled $ 4,601,884.88. Net realized gains were computed on a first in, first out basis. The amount realized on sales of securities for the six months ended June 30, 1998 was $6,176,458.69.